Annual Fund Operating Expenses - Retail - Vanguard Energy Fund	May 28, 2021
Investor Shares
Operating Expenses:
Management Fees	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.37%
Admiral Shares
Operating Expenses:
Management Fees	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.29%